Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK FUNDSSM
BlackRock Global Impact Fund
(the “Fund”)
Supplement dated July 27, 2023 to the
Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”) of the Fund,
each dated August 26, 2022, as supplemented to date
The Fund currently operates as a diversified fund under the Investment Company Act of 1940, as amended.
Accordingly, effective immediately, the following changes are made to the Fund’s Summary Prospectuses, Prospectuses and SAI, as applicable:
The last paragraph in the section of each Summary Prospectus entitled “Key Facts About BlackRock Global Impact Fund — Principal Investment Strategies of the Fund” and the last paragraph in the sections of each Prospectus entitled “Fund Overview — Key Facts About BlackRock Global Impact Fund — Principal Investment Strategies of the Fund” and “Details About the Funds — How Each Fund Invests — Principal Investment Strategies — Global Impact” are deleted in their entirety.
The section of each Summary Prospectus entitled “Key Facts About BlackRock Global Impact Fund — Principal Risks of Investing in the Fund” and the section of each Prospectus entitled “Fund Overview — Key Facts About BlackRock Global Impact Fund — Principal Risks of Investing in the Fund,” are amended to delete “Non‑Diversification Risk.”

BlackRock Global Impact Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK FUNDSSM
BlackRock Global Impact Fund
(the “Fund”)
Supplement dated July 27, 2023 to the
Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”) of the Fund,
each dated August 26, 2022, as supplemented to date
The Fund currently operates as a diversified fund under the Investment Company Act of 1940, as amended.
Accordingly, effective immediately, the following changes are made to the Fund’s Summary Prospectuses, Prospectuses and SAI, as applicable:
The last paragraph in the section of each Summary Prospectus entitled “Key Facts About BlackRock Global Impact Fund — Principal Investment Strategies of the Fund” and the last paragraph in the sections of each Prospectus entitled “Fund Overview — Key Facts About BlackRock Global Impact Fund — Principal Investment Strategies of the Fund” and “Details About the Funds — How Each Fund Invests — Principal Investment Strategies — Global Impact” are deleted in their entirety.
The section of each Summary Prospectus entitled “Key Facts About BlackRock Global Impact Fund — Principal Risks of Investing in the Fund” and the section of each Prospectus entitled “Fund Overview — Key Facts About BlackRock Global Impact Fund — Principal Risks of Investing in the Fund,” are amended to delete “Non‑Diversification Risk.”